CLEARWATER INVESTMENT TRUST
CLEARWATER CORE EQUITY FUND
CLEARWATER SELECT EQUITY FUND
CLEARWATER INTERNATIONAL FUND
SUPPLEMENT TO THE PROSPECTUS (“PROSPECTUS”)
DATED APRIL 29, 2024
The date of this Supplement is July 1, 2024.
Effective immediately, the portion of the Clearwater International Fund’s (“International Fund”) assets allocated to Parametric Portfolio Associates LLC (“Parametric”) has been changed from 25% to a range of 15% to 25%.
In addition, there are certain changes to the portfolio managers for the Clearwater Core Equity Fund (“Core Equity Fund”), Clearwater Select Equity Fund (“Select Equity Fund”), and International Fund. Specifically, effective immediately, Gordon Wotherspoon of Parametric will serve as an additional portfolio manager for the Core Equity Fund, Select Equity Fund, and International Fund. Additionally, effective January 1, 2025, Thomas Seto of Parametric will no longer serve as a portfolio manager of the Core Equity Fund, Select Equity Fund, and International Fund.
Accordingly, the following changes are being made to the Prospectus.
1.   Effective immediately, the first sentence of the fourth paragraph of the section titled “Summary Section – Clearwater International Fund – Principal Investment Strategies” is deleted and replaced with the following:
The allocation among subadvisers will vary over time, but the current intent of the Fund’s adviser is that under normal market conditions approximately 15% to 25% of the Fund’s assets will be allocated to Parametric and the remaining assets will be allocated to one or more of the Fund’s three other subadvisers that provide day‑to‑day management of the Fund.
2.   Effective immediately, the third sentence of the fourth paragraph of the section titled “Clearwater International Fund – Principal Investment Strategies” is deleted and replaced with the following:
The allocation among subadvisers will vary over time, but the current intent of the Fund’s adviser is that under normal market conditions approximately 15% to 25% of the Fund’s net assets will be allocated to Parametric and the remaining assets will be allocated to one or more of Artisan Partners, WCM and LSV.
3.   Effective immediately, the row corresponding to Parametric in the section titled “Summary Section – Clearwater Core Equity Fund – Fund Adviser and Portfolio Managers” is deleted and replaced with the following:

Subadvisers	Portfolio Managers	Period of Service
Parametric
James Reber, Managing Director, Portfolio Management
Thomas Seto, Head of Investment Management
Xiaozhen Li, PhD, CFA, Director, Custom Core Portfolio Management
Gordon Wotherspoon, Managing Director, Advisor Channel Portfolio Management

Messrs. Reber and Seto have been portfolio managers of the Fund since 2010. Ms. Li has been a portfolio manager of the Fund since 2017. Mr. Wotherspoon has been a portfolio manager of the Fund since 2024.

Mr. Seto intends to retire and will no longer serve as a Portfolio Manager of the Fund after December 31, 2024.

4.   Effective immediately, the row corresponding to Parametric in the section titled “Summary Section – Clearwater Select Equity Fund – Fund Adviser and Portfolio Managers” is deleted and replaced with the following:

Subadvisers	Portfolio Managers	Period of Service
Parametric
James Reber, Managing Director, Portfolio Management
Thomas Seto, Head of Investment Management
Xiaozhen Li, PhD, CFA, Director, Custom Core Portfolio Management
Gordon Wotherspoon, Managing Director, Advisor Channel Portfolio Management

Messrs. Reber and Seto and Ms. Li have been portfolio managers of the Fund since 2020. Mr. Wotherspoon has been a portfolio manager of the Fund since 2024.

Mr. Seto intends to retire and will no longer serve as a Portfolio Manager of the Fund after December 31, 2024.

5.   Effective immediately, the row corresponding to Parametric in the section titled “Summary Section – Clearwater International Fund – Fund Adviser and Portfolio Managers” is deleted and replaced with the following:

Subadvisers	Portfolio Managers	Period of Service
Parametric
James Reber, Managing Director, Portfolio Management
Thomas Seto, Head of Investment Management
Xiaozhen Li, PhD, CFA, Director, Custom Core Portfolio Management
Gordon Wotherspoon, Managing Director, Advisor Channel Portfolio Management

Messrs. Reber and Seto have been portfolio managers of the Fund since 2010. Ms. Li has been a portfolio manager of the Fund since 2017. Mr. Wotherspoon has been a portfolio manager of the Fund since 2024.

Mr. Seto intends to retire and will no longer serve as a Portfolio Manager of the Fund after December 31, 2024.

6.   Effective immediately, the following rows are added to the table under the section titled “Management – The Portfolio Managers”:

Fund	Subadviser	Portfolio Manager	Since	Past 5 years’ business experience

Core Equity Fund, Select Equity Fund, and International Fund	Parametric	Gordon Wotherspoon	2024	Gordon Wotherspoon is currently Managing Director, Advisor Channel Portfolio management for Parametric and is responsible for overseeing portfolio management of Parametric’s Custom Core® Equity product for Parametric’s brokerage and bank-sponsored channels. He has been with Parametric since 2004. He earned an M.B.A. and a B.S. in economics from the University of Washington.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.